Exploration Licenses (Tables) - DeepGreen Metals Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Exploration Licenses (Tables) [Line Items]
Schedule of common shares transactions
Year of Service	Invoiced amount $	Contractual Common Share Price $	# of Common Shares	Fair value of Common Shares $(1)	Cost Recognized $
2017/2018	2,565,500	1.25	2,052,400	0.75	1,539,300
2018	4,593,828	1.25	3,675,062	1.75	6,431,359
2019	5,615,480	1.25	4,492,384	3.60	16,172,582
2019/2020	5,120,013	1.25	4,096,011	3.60	14,745,639
2020/2021(2)	4,582,834	1.25	3,666,267	7.00	25,663,869
	22,477,655		17,982,124		64,552,749

Year of Service	Invoiced amount $	Contractual Common Share Price $	# of Common Shares	Fair value of Common Shares $(1)	Cost Recognized $
2017/2018	2,565,500	1.25	2,052,400	0.75	1,539,300
2018	4,593,828	1.25	3,675,062	1.75	6,431,359
2019	5,615,480	1.25	4,492,384	3.60	16,172,582
2019/2020(2)	5,120,013	1.25	4,096,011	3.60	14,745,639
2020(2)	4,471,895	1.25	3,577,516	3.60	12,879,057
	22,366,716		17,893,373		51,767,937

Schedule of reconciliation exploration licenses
	NORI License $	Marawa Option $	TOML License $	Total $
Balance at December 31, 2018 and 2019	250,000	198,855	—	448,855
TOML Acquisition (Note 3)	—	—	42,701,464	42,701,464
Balance at December 31, 2020	250,000	198,855	42,701,464	43,150,319

Schedule of breakdown of exploration expenses
For the six months period ended June 30, 2021	General $	NORI License $	Marawa Option $	TOML $	Total $
Exploration expenses
Exploration labour	—	846,167	353,119	338,382	1,537,668
Marine cruise	—	16,883,359	2,053,866	2,053,866	20,991,091
Common Share options-based payments (Note 7)	—	15,824,192	6,455,350	6,332,012	28,611,554
Amortization	—	193,846	—	2,234	196,080
External consulting	511	2,084,525	419,941	446,390	2,951,367
Travel, workshop and other	—	249,790	92,837	105,649	448,276
	511	36,081,879	9,375,113	9,278,533	54,736,036
For the six months period ended June 30, 2020	General $	NORI License $	Marawa Option $	TOML $	Total $
Exploration expenses
Exploration labour	—	748,548	384,537	143,068	1,276,153
Marine cruise	—	11,785,427	2,524,460	510,121	14,820,008
Pilot Mining Test	—	9,333,333	1,166,667	1,166,666	11,666,666
Common Share options-based payments (Note 7)	—	116,533	83,822	—	200,355
Amortization	—	277,870	—	2,127	279,997
External consulting	20,550	1,537,775	337,650	236,455	2,132,430
Travel, workshop and other	—	572,424	173,064	66,896	812,384
	20,550	24,371,910	4,670,200	2,125,333	31,187,993

For the year ended December 31, 2020	General $	NORI License $	Marawa Option $	TOML $	Total $
Exploration expenses
Exploration labour	—	1,557,966	721,940	500,828	2,780,734
Marine cruise	—	23,119,404	2,618,512	2,255,172	27,993,088
Pilot Mining Test	—	9,333,334	1,166,666	1,166,666	11,666,666
Common Share options-based payments (Note 10)	—	449,405	275,813	108,170	833,388
Amortization (Note 7)	—	555,740	—	6,382	562,122
External consulting	39,968	2,829,200	650,168	649,263	4,168,599
Travel, workshop and other	—	663,684	191,056	22,108	876,848
	39,968	38,508,733	5,624,155	4,708,589	48,881,445
For the year ended December 31, 2019	General $	NORI License $	Marawa Option $	Total $
Exploration expenses
Exploration labour	—	1,635,858	895,165	2,531,023
Marine cruise	—	27,039,041	1,120,737	28,159,778
Common Share options-based payments (Note 10)	—	769,175	508,385	1,277,560
Amortization (Note 7)	—	336,990	—	336,990
External consulting	19,578	4,834,170	563,210	5,416,958
Travel, workshop and other	—	785,638	322,281	1,107,919
	19,578	35,400,872	3,409,778	38,830,228